Deferred compensation plans - Activity Related to NSUs and CSUs (Parenthetical) (Detail) - Mar. 31, 2015 - NSUs [Member] - ¥ / shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted through MYPD awards	5,389,800
Weighted-average grant date fair value per share	¥ 615